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FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number	811-08885

Hewitt Series Trust

(Exact name of registrant as specified in charter)

4 Overlook Point, Lincolnshire, Illinois 60069
(Address of principal executive offices)	(Zip code)

Douglas S. Keith, 4 Overlook Point, Lincolnshire, Illinois 60069

(Name and address of agent for service)

Registrant’s telephone number, including area code:     (847) 295-5000

Date of fiscal year end:     12/31/17

Date of reporting period: 07/01/16 – 06/30/17

Item 1. Proxy Voting Record

Hewitt Money Market Fund did not hold any voting securities and accordingly did not vote any proxies during the reporting period. No records are attached.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Hewitt Series Trust

By: /s/ Jeremy Fritz

      Jeremy Fritz, President

Date: 8/29/17

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